Project Galileo ABS-15G

Exhibit 99.1

PRIVATE AND CONFIDENTIAL

The Directors
Davidson Kempner European Partners LLP (the “Sponsor”)
1 New Burlington PI
London
W1S 2HR

The Directors
Ertow Holdings XI Designated Activity Company (the “Seller”)
5th Floor, The Exchange
George’s Dock
IFSC, Dublin 1
Ireland
D01 W3P9

Stratton Mortgage Funding 2024-1 Plc (the “Issuer”)
10th Floor
5 Churchill Place
London
E14 5HU

Merrill Lynch International (the “Arranger” and the “Lead Manager”)
2 King Edward Street
London
EC1A 1HQ

and the Other Managers (as defined in the engagement letter)

29 November 2023

Dear Ladies and Gentlemen

Agreed upon procedures in respect of Mortgage Backed Securities (the “Issue”) by Issuer (the “Securitisation”).

Purpose of this AUP report

This AUP report is produced in accordance with the terms of our agreement dated 17 November 2023 (the “agreement”).

This AUP report is addressed to the addressees solely to assist them in performing the due diligence procedures that they believe appropriate to undertake, or procure to be undertaken, as part of the Securitisation and may not be suitable for another purpose.

Your Responsibilities

You are responsible for determining that the scope of the services is sufficient for your purposes (and the purposes of any other intended recipients of the AUP report(s)) and have confirmed that the procedures described herein are appropriate for the purpose for which of the services were engaged.

It is the responsibility of the Sponsor and the Seller (or the mortgage servicer on their behalf) to take all reasonable care to ensure that any data provided to us has been properly extracted from the computer systems of the mortgage servicer and for the creation and maintenance of all accounting records supporting that data.

PricewaterhouseCoopers LLP, 7 More London Riverside, London SE1 2RT
T: +44 (0) 20 7583 5000, F: +44 (0) 20 7212 4652, www.pwc.co.uk

PricewaterhouseCoopers LLP is a limited liability partnership registered in England with registered number OC303525. The registered office of PricewaterhouseCoopers LLP is 1 Embankment Place, London WC2N 6RH. PricewaterhouseCoopers LLP is authorised and regulated by the Financial Conduct Authority for designated investment business.

1

It is the responsibility of the Sponsor and the Seller (or the mortgage servicer on their behalf) to respond to the due diligence enquiries of the Arranger and the Lead Manager concerning the origination and servicing procedures and systems as appropriate, the characteristics of the asset pool and the extent of disclosure anticipated in any prospectus relating to the Securitisation to enable the Arranger and the Lead Manager to determine whether the scope of the services is sufficient for their purposes, and to evaluate the findings of those procedures in the context of the other due diligence enquiries they undertake.

Our Responsibilities

Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 (Revised) ‘Agreed-Upon Procedures Engagements.’

We have complied with the ethical requirements in the Code of Ethics issued by the Institute of Chartered Accountants of England and Wales. We have also complied with the independence requirements of the Financial Reporting Council’s Ethical Standard.

An agreed-upon procedures engagement involves performing the procedures that have been agreed with you, and reporting the findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

We have applied International Standard on Quality Management (UK) 1 ‘Quality Management for Firms that Perform Audits or Reviews of Financial Statements, or Other Assurance or Related Services Engagements’, and accordingly, we design, implement and operate a system of quality management including policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and Findings

We set out in Appendix 1 the procedures we have performed, as agreed with you, together with our findings.

Our procedures, as stated in our agreement, did not constitute an audit or assurance engagement made in accordance with generally accepted auditing or assurance standards, the objective of which would be the expression of assurance. We do not express such assurance. Had we performed additional procedures or had we performed an audit or assurance engagement, other matters might have come to our attention that we would have reported to you. The findings do not include a description of the accounting systems or the processes for generating and maintaining the documents examined and other accounting records, nor does the AUP report include an evaluation of the findings. That is solely the responsibility of the intended users of the AUP report.

The Sponsor or Seller may include a copy of this AUP report in the bible of transaction documents of the Securitisation prepared for the Issuer.

The procedures in this AUP report have not been undertaken in contemplation of the professional standards of the American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP report may be used by a manager on the Securitisation to establish a due diligence defence under Section 11 of the United States Securities Act 1933, as amended, or a defence analogous to the due diligence defence available under such section. However, we express no view as to the effectiveness of such use of the AUP report.

You may disclose the AUP report directly to rating agencies, provided that (i) it is clearly understood by such rating agencies that they enjoy receipt for information purposes only, (ii) they do not acquire any rights against PwC and (iii) they will be required to sign letters to this effect in a form to be agreed between the rating agency and ourselves. Where required, you may also include a copy of the AUP report on a password-protected website created and maintained in accordance with the Securities Exchange Act 1934, but we accept no duty of care or liability to any rating agency or other party that obtains access to our AUP report whether via that website or otherwise.

Additionally, the Sponsor /Seller/Issuer may file a copy of the AUP report on the U.S. Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database, but we accept no duty of care or liability to any parties that obtain access to our AUP report whether via EDGAR or otherwise. The AUP report is solely intended for the use and benefit of those parties that instructed us as to the procedures to be performed since others, unaware of the reasons for each of the procedures, may misinterpret the results, and we accept no duty of care or liability to any other party that obtains access to our AUP report. We will not be responsible for any actions taken by a rating agency or any other party other than those specified above as a result of receiving a copy of the AUP report.

This AUP report is solely for your use in connection with the purpose specified above and as set out in our agreement. No part of this AUP report is to be copied or distributed to any other party except as permitted under the terms of our agreement. We do not accept any liability or responsibility to any third party.

Yours faithfully,

PricewaterhouseCoopers LLP

Chartered Accountants

London

29 November 2023

Appendix 1 to the AUP report

Procedures performed in relation to a sample of mortgage loans

1.	We were provided with a data file from Computershare Mortgage Services Limited (“the “Servicer”) on 28 September 2023 entitled “Stratton 2021-2_Jul23 - v2” (the “Initial Data File”) detailing account numbers for the provisional portfolio of mortgage loans (the “Mortgage Loans”) as at 31 July 2023. On 4 October 2023, we were provided with a data file from the Servicer entitled “BI5006_BBNRAM_Jupiter_STRA_EuroABS_Return_2309_redeemed loans” (the “Initial Data File 2”) detailing the account numbers of the Mortgage Loans redeemed between 31 July 2023 and 30 September 2023 (the “Cut-Off Date”). We removed the Mortgage Loans mentioned in the Initial Data File 2 from the Mortgage Loans in the Initial Data File to select the samples. We have been informed that the pool of Mortgage Loans represents the Securitisation pool as at the Cut-Off Date. We selected a random sample of 448 Mortgage Loans (the “Selected Sample”) from the Extraction File. The size of the total sample was based on statistical sampling techniques using the following criteria:

●	99% confidence level;
●	0% expected error rate;
●	1% maximum error rate.

You have agreed the sample size of 448 accounts as being sufficient and appropriate for the purposes of this engagement.

2.	For the purpose of our testing, we were provided with a data file by the Servicer on 2 November 2023 entitled “AUP Final File with Updated Fieldsv3” (the “Data File”), containing data attributes for the Mortgage Loans as at Cut-Off Date.

3.	For the purposes of our testing, the Mortgage System referenced in each case refers to the iConnect system (the “Mortgage System”) of the Servicer.

4.	The term “Offer Letter” refers to a mortgage offer letter or other document which is addressed to the borrower, detailing the terms and conditions of the mortgage loan offered to the borrower.

5.	For 8 samples identified as “Commercial Buy-to-let loans, we received a data file by the Servicer on 2 November 2023 entitled “5013securitiesinAUP - with title no” (the “Side Tape”) providing the details on a property level for these samples.

6.	The term “Certificate of title” (COT) or Official Copy of Register Entries refers to a document prepared by a solicitor.

7.	The term “Valuation Report” refers to PDF valuation reports keyed directly into the Mortgage System and, which indicates that the property has been visited.

8.	When confirming the existence of electronic signatures on the documents we agreed that there was a name shown or a scanned signature in the signature box of the agreement. We performed no procedures to verify the integrity of the electronic signature.

9.	With respect to the agreed upon procedures in relation to the Selected Sample, we report to you below the factual findings resulting from our work. Where management of the Servicer have provided explanations for the exceptions noted, these are included in the results column. We have not, however, performed any procedures to validate the explanations provided, unless otherwise stated.

Description of Agreed-Upon Procedure	Results
1. Account Number Compared the account number shown in the data field “AR3” of the Data File to the Mortgage System.	No exceptions noted.

2. Primary Borrower’s Name

Compared the first name (or initials) and surname of the borrower(s) shown on the Mortgage System with:

a)    the Offer Letter;

b)    the Valuation Report and;

c)    the COT or Official Copy of Register Entries.

The following tolerances have been applied in performing these procedures:

●

Legal change of borrower (s)’s names (due to e.g. marriage/divorce) have not been counted as an exception, provided that there was evidence of such change recorded in the Mortgage System.

●

Immaterial spelling mistakes (such as reversing initials or names) where there is no ambiguity raised about the identity of the borrower (s) have not been reported as an exception.

●

For 8 Commercial Buy-to-let loans in the sample, we performed the test using the documents which relate to the highest property value as identified by data field “SU49” of the Side Tape.

●

For 26 Mortgage Loans in the sample, management informed us that these relate to either “Protective Advance” or “Further Advance”. For such 26 samples, we have used the Offer Letter and COT provided for the main mortgage account for the purpose of test 2(a) and 2(c). We have reported as “Not Applicable” for test 2(c) for cases where the samples relate to either “Protective Advance” or “Further Advance” and no COT was provided.

2a) 2 exceptions and 31 missing documents noted. 2b) 1 exception and 58 Missing documents noted. 2c) 5 exceptions and 86 Missing documents noted. Not Applicable for 6 samples.
3. Property Address Compared the property address (including house number and/or house name, street name, county and postcode) shown on the Mortgage System to: a) the Offer Letter;	3a) For Non-Commercial Buy-to- Let Loans: 22 exceptions and 31 missing documents noted. 3a) For Commercial Buy-to-Let Loans: 4 missing documents (relating to 3 Loans) noted.

b) the Valuation Report; and	3b) For Non-Commercial Buy-to- Let Loans: 16 exceptions and 54 Missing documents noted. 3b) For Commercial Buy-to-Let Loans: 21 missing documents (relating to 5 Loans) noted.

c)    the COT or Official Copy of Register Entries.

For 8 Commercial Buy-to-let loans in the sample, under which there are total 76 properties, we compared the property address shown in the Side Tape fields “SU54, SU133, SU134, SU135 and SU136” to the documents mentioned above. This was agreed on a property level.

Following tolerances are applied for the purpose of above tests:

●

We have not recorded an error where the out-code portion of the postcode agrees with the in-code does not.

●

We have not reported as an exception where the difference relates only to spelling (other than the out code) and there is supporting documentation on the documents to indicate that they refer to the same property.

●

We have not reported as an exception where the supporting document(s) or Mortgage System do not show the region or county, but all other lines of the property address agree including the out code.

●

We have not reported as an exception where a house name instead of a house number is presented and all other details match.

●

We have not recorded as an exception where the property purchase as a new build and the address can be agreed to the COT.

●

For 26 Mortgage Loans in the sample, management informed us that these relate to either “Protective Advance” or “Further Advance”. For such 26 samples, we have used the Offer Letter and COT provided for the main mortgage account for the purpose of test 3(a) and 3(c). We have reported as “Not Applicable” for test 3(c) for cases where the samples relate to either “Protective Advance” or “Further Advance” and no COT was provided.

3c)   For Non-Commercial Buy-to- Let Loans:

11   exceptions and 84 Missing documents noted. Not Applicable for 6 samples.

3c)   For Commercial Buy-to- Let Loans:

40   missing documents (relating to 5 Loans) noted.

4. Property Postcode Compared the property type shown in the data field “AR129” of the Data File to the Mortgage System.	No exceptions noted.
5. Property Type Compared the property type shown in the data field “Updated AR131” of the Data File to the Mortgage System.	No exceptions noted.
6.Completion Date Compared the completion date shown in the data field “AR55” of the Data File to the Mortgage System.	No exceptions noted.

7.      Original Balance

Compared the value shown in the data field “Updated AR66” of the Data File to:

a)      the Offer Letter; and

b)    the Mortgage System.

For 8 Commercial Buy-to-let loans in the sample, we performed the test using the documents which relate to the highest property value as identified by data field “SU49” of the Side Tape.

Following tolerances are applied for the purpose of above tests:

●

We have not reported an exception if the amount advanced was within a tolerance of +/- £1,000.

●

For test 7(a) we have reported as “Not Applicable” where management have confirmed that the account was a “Protective Advance” and such no Offer Letter was issued

●

For test (7a) we have reported as “Not Applicable” where management have confirmed that the item was a “Further Advance” and we have not been provided with the Offer Letter for such Further Advance.

7a) 21 exceptions and 31 missing documents noted. Not Applicable for 26 samples. 7b) 13 exceptions noted.
8. Occupancy Type Compared the occupancy type shown in the data field “AR130” of the Data File to the Mortgage System.	No exceptions noted.
9. Maturity Date Compared the date shown in the data field “AR56” of the Data File to the date shown in the Mortgage System.	No exceptions noted.

10. Current Interest Rate Compared the values shown in the data field “AR109” of the Data File to the Mortgage System.	No exceptions noted.
11. Interest Rate Type Compared the values shown in the data field “AR107” of the Data File to the Mortgage System.	No exceptions noted.
12. Current Interest Rate Index Compared the values shown in the data field “AR108” of the Data File to the Mortgage System.	No exceptions noted.

13.   Repayment Type

Compared the repayment type shown in the data field “AR69” of the Data File to the Mortgage System.

For the purpose of this test, the Servicer informed us that Endowment and PEP in the Mortgage System as recorded as “1” in the Data File.

No exceptions noted.

14.  Original Valuation Date

Compared the date shown in the data field “Updated AR138” of the Data File to the Original Valuation Report.

For 8 Commercial Buy-to-let loans in the sample, under which there are total 76 properties, we compared the Side Tape field SU48 to the Original Valuation Report. This was performed at a property level.

We have not reported as an exception if the date was within a tolerance of +/- 16 weeks.

For Non Commercial Buy-to-let loans:

19 exceptions and 54 missing documents noted.

For Commercial Buy-to-let loans

48 exceptions (relating to 5 loans) and 21 missing (relating to 6 loans) documents noted.

15.   Original Valuation Amount

Compared the value shown in the data field “Updated AR136” of the Data File to the Original Valuation Report.

For 8 Commercial Buy-to-let loans in the sample, under which there are total 76 properties, we compared the Side Tape field SU49 to the Original Valuation Report. This was performed at a property level.

For Non Commercial Buy-to-let loans:

14 exceptions and 54 missing documents noted.

For Commercial Buy-to-let loans

53 exceptions (relating to 5 loans) and 21 missing (relating to 6 loans) documents noted.

16. Original Valuation Type Compared the valuation type in the data field “AR137” of the Data File to the Original Valuation Report.	75 missing documents noted.

For 8 Commercial Buy-to-let loans in the sample, we compared the data field AR137 to the Original Valuation Report. This was performed at a property level.
17. Current Balance Compared the value shown in the data field “AR67” of the Data File to the current balance as at the Cut-Off Date shown in the Mortgage System.	No exceptions noted.
18. Arrears Balance Compared the arrears balance shown in the data field “AR169” of the Data File to the arrears balance as at the Cut-Off Date shown in the Mortgage System.	No exceptions noted.
19. Month in arrears Compared the month in arrears shown in the data field “AR170” of the Data File to the months as at the Cut-Off Date shown in the Mortgage System.	No exceptions noted.

20. Document Signatories

a) Checked that the Original Valuation Report bore a signature or had been acknowledged electronically.

b) Checked that the COT bore a signature or had been acknowledged electronically.

For 8 Commercial Buy-to-let loans in the sample, under which there are total 76 properties, we performed this test at a property level.

For 26 Mortgage Loans in the sample, management informed us that these relate to either “Protective Advance” or “Further Advance”. For such 26 samples, we have used the COT provided for the main mortgage account for the purpose of test 20(b). We have reported as “Not Applicable” for test 20(b) for cases where the samples relate to either “Protective Advance” or “Further Advance” and no COT was provided.

20a) For Non Commercial Buy-to-Let loans:

25 exceptions and 54 missing documents noted. Not Applicable for 6 samples.

For Commercial Buy-to-let loans

21 missing (relating to 6 loans) documents noted.

20b) For Non Commercial Buy-to-Let loans:

53 exceptions and 84 missing documents noted.

For Commercial Buy-to-let loans

40 missing documents (relating to 5 Loans) noted.

20b) 53 exceptions and 124 missing documents noted.

21.   First Legal Charge

For 8 Commercial Buy-to-let loans in the sample, we checked that each property identified as collateral against these 8 samples, “NRAM LIMITED” is recorded as holding the first legal charge by reference to the title deed downloaded from HM Land Registry.

3 exceptions noted.

22.  Originator

Compared the Originator shown in the data field “Updated AR5” of the Data File to the Mortgage System.

For 8 Commercial Buy-to-let loans in the sample, we performed the test using the documents which relate to the highest property value as identified by data field “SU49”of the Side Tape.

For 26 Mortgage Loans in the sample, management informed us that these relate to either “Protective Advance” or “Further Advance”. For such 26 samples, we have used the Offer Letter provided for the main mortgage account for the purpose of this test.

2 exceptions and 31 missing documents noted.

Appendix 2 to the AUP report

Detailed Exceptions Listing - Mortgage Loans

Test 2a): Borrower Name to the Offer Letter

Exceptions

Account Number	As per System	As per the Offer Letter
310260506BBA07002	Miss xxx Paice	xxx Hepburn
678007600MEC07001	Mr J xxx	Mr xxx Amin

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	221724807MXA07003,
230085409MXA07003,	221057402MXA07003,	230252004MXA07003,	900408809MEC07001,
221216609MXA07003,	220388402MXA06003,	220059205MXA06003,	449256408MEC07001,
632069904NRD06002,	221088206MXA07003,	230101501MXA07003,	220075506MXA06003,
221113202MXA07003,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
631387102NRD06002,	221168001MXA07003,	230008602MXA06003,	632047710NRD06002,
632025701NRD06002,	632138308NRD06002,	631419703NRD06002,	230016600MXA06003,
450553200MXS07001,	221621204MXA07003,	690655101NRD06002

Test 2b): Borrower Name to the Valuation Report

Exceptions

Account Number	As per System	As per the Valuation Report
310260506BBA07002	Miss xxx Paice	xxx Hepburn

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account
180362801
180149604
180168808

Test 2c): Borrower Name to the COT

Exceptions

Account Number	As per System	As per the COT
639871300MEC07001	Mr xx Taylor, Mrs xx Taylor	No name on COT
810680310MEC07001	Mrs xx Chowdhury; Mr xx Chowdhury	No name on COT
658985709MXS07001	Miss xx Smith	No name on COT
662796905MEC07001	Mr xx Williams; Mrs xx Williams	No name on COT
662556810MXS07001	Mr xx Miah	No name on COT

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	631482902NRD06002,
673297800MXS07001,	672651309MEC07001,	670887001MXM07001,	221724807MXA07003,
630970208NRD06002,	630298002NRD06002,	631137404NRD06002,	631550204NRD06002m
310073801BBA07002,	631118908NRD06002,	631572605NRD06002,	631512907NRD06002,
631239208NRD06002,	675645607MEC07001,	230085409MXA07003,	221057402MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	221216609MXA07003,
684066602MEC07001,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630774806NRD06002,	632069904NRD06002,	630620703NRD06002,	631404906NRD06002,
221088206MXA07003,	671912801MEC07001,	630166300NRD06002,	631404100NRD06002,
630991202NRD06002,	686680005MEC07001,	230101501MXA07003,	675035104MXS07001,
220075506MXA06003,	670594204MXM07001,	221113202MXA07003,	812318505MEC07001,
674623001MXS07001,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
630249804NRD06002,	631193010NRD06002,	632198202NRD06002,	631439606NRD06002,
630440110NRD06002,	631454402NRD06002,	663289208MEC07001,	632152002NRD06002,
221168001MXA07003,	630321110NRD06002,	631506002NRD06002,	230008602MXA06003,
632047710NRD06002,	632025701NRD06002,	630442510NRD06002,	630780709NRD06002,
632138308NRD06002,	630965810NRD06002,	630815908NRD06002,	630109908NRD06002,
631204606NRD06002,	675825710MEC07001,	630048108NRD06002,	677475408MEC07001,
631560406NRD06002,	630023109NRD06002,	630458910NRD06002,	630648104NRD06002,
630679910NRD06002,	631419703NRD06002,	230016600MXA06003,	450553200MXS07001,
221621204MXA07003,	540053107NRB06004,	690655101NRD06002,	630289708NRD06002

Missing Documents - CBTL

Main Account
180149604
180149506

Not Applicable

692992303NRD06002,	690101509NRD06002,	690647408NRD06002,	690164709NRD06002,
690144708NRD06002,	690146008NRD06002

Test 3a): Address to the Offer Letter

Exceptions

Account Number	As per System	As per the Offer Letter
690140910NRD06002	Flat 287 xx	Flat 86 xx
690141010NRD06002	Flat 87, xx	Flat 86, xx
631178105NRD06002	Flat 24, xx, NE8 2SB	Plot 21, xx, NE3 1XB
631550204NRD06002	Flat 4, 21 New Street, xx	48, The Grange, xx
631118908NRD06002	18 Western Wat, xx	28 Western Wat, xx
630578206NRD06002	Flat 28, Spottiswood Court, Harry Close, Croydon, CR0 2NL	Plot 205, Queensgate, Off Pawsons Road, Croydon, Surrey, CR0 2QE
310260506BBA07002	22 Northgate, Towcester, Northants, NN12 6HT	28 Crail Place, Broughty Ferry, Dundee, DD5 3SW
675705303MEC07001	1 Carver Court, Southerby Drive, xx	Plot 113, South Court, xx
630681307NRD06002	11 De Havilland Court, Piper Way, xx	Plot 109, Lancaster Square, xx
651569802MEC07001	Xx, WF12 0JZ	xx, WF13 3EN
683871603MEC07001	xxx	the address is missing from the offer letter
221540209MXA07003	216 xxx	16 xxx
630877309NRD06002	17E xxx	Flat 3-5, 15 xxx
630519403NRD06002	6 Hickory Close, xxx	Plot 10 Park View Woodway Lane xxx
671912801MEC07001	xxx	The address is missing from the offer letter on the system
630909703NRD06002	Apartment 16, Tempus Tower, xxx	Flat N2/02 The Tempu, xxx
674205410MEC07001	xxx	The address is missing from the offer letter on the system
631404100NRD06002	Flat 1-33, xxx	2/1/23, KINGSTON QUAY, xxx
632152002NRD06002	1 Hayne Court, xxx	Plot 60, xxx
630442510NRD06002	2 School Way, xxx	3 Ty Isha Terrace, xxx
631560406NRD06002	6 9 220 Wallace Road, xxx	Plot 2/6/3 1 Morrison Street, xxx
630491808NRD06002	95 Signet Square, xxx	Plot 133, The City, xxx

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	221724807MXA07003,
230085409MXA07003,	221057402MXA07003,	230252004MXA07003,	900408809MEC07001,
221216609MXA07003,	220388402MXA06003,	220059205MXA06003,	449256408MEC07001,
632069904NRD06002,	221088206MXA07003,	230101501MXA07003,	220075506MXA06003,
221113202MXA07003,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
631387102NRD06002,	221168001MXA07003,	230008602MXA06003,	632047710NRD06002,
632025701NRD06002,	632138308NRD06002,	631419703NRD06002,	230016600MXA06003,
450553200MXS07001,	221621204MXA07003,	690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	63
180158301	15
180158301	16
180362801	2

Test 3b): Address to the Valuation Report

Exceptions

Account Number	As per System	As per the Valuation Report
690141010NRD06002	Flat 87, xxx	Flat 86, xxx
690189806NRD06002	60 Abbots Way, xxx	No 12, Waterside Abbots Way xxx
631550204NRD06002	Flat 4, 21 New Street, xxx	48, The Grange, xxx
631118908NRD06002	18 Western Wat, xxx	28 Western Wat, xxx
630578206NRD06002	Flat 28, Spottiswood Court, Harry Close, xxx	Plot 205, Queensgate, Off Pawsons Road, xxx
310260506BBA07002	22 Northgate, Towcester, Northants, NN12 6HT	28 Crail Place, Broughty Ferry, Dundee, DD5 3SW
675705303MEC07001	1 Carver Court, Southerby Drive, xxx	Plot 113, South Court, xxx
651569802MEC07001	xxx, WF12 0JZ	Xxx, WF13 3EN
221540209MXA07003	216 xxx	16 xxx
630519403NRD06002	6 Hickory Close, xxx	Plot 10 Park View Woodway Lane xxx
630909703NRD06002	Apartment 16, Tempus Tower,xxx	Flat N2/02 The Tempu xxx
631404100NRD06002	Flat 1-33, xxx	2/1/23 Kingston Quay xxx
631387102NRD06002	Flat 1-20, 220 xxx	2/1/18 Kingston Quay xxx
630442510NRD06002	2 School Way, xxx	3 Ty Isha Terrace, xxx
631560406NRD06002	6 9 220 xxx	2/6/3 Kingston Quay, xxx
630491808NRD06002	95 Signet Square, Coventry, xxx	Plot 133, The City, xxx

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	15
180103807	69
180149604	9
180149604	5
180149604	8
180149604	1
180149604	4
180149604	10
180149604	3
180158301	17
180158301	20
180158301	15
180158301	7
180158301	5
180158301	16
180158301	19
180158301	18
180158301	3

180168808	1
180362801	1
180362801	2

Test 3c): Borrower Name to the COT

Exceptions

Account Number	As per System	As per the COT
690140910NRD06002	Flat 287 xxx	Flat 86 xxx
690141010NRD06002	Flat 87, xxx	Flat 86, xxx
639871300MEC07001	xxx	CoT uploaded to system is blank
630578206NRD06002	Flat 28, Spottiswood Court, Harry Close, xxx	Plot 205, Queensgate, Off Pawsons Road, xxx
810680310MEC07001	xxx	No data
658985709MXS07001	xxx	No data
630519403NRD06002	6 Hickory Close, xxx	Plot 10 Park View Woodway Lane xxx
662796905MEC07001	xxx	No data
662556810MXS07001	xxx	No data
630909703NRD06002	xxx	No data
630491808NRD06002	95 Signet Square, xxx	Plot 133, The City, xxx

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	631482902NRD06002,
673297800MXS07001,	672651309MEC07001,	670887001MXM07001,	221724807MXA07003,
630970208NRD06002,	630298002NRD06002,	631137404NRD06002,	631550204NRD06002m
310073801BBA07002,	631118908NRD06002,	631572605NRD06002,	631512907NRD06002,
631239208NRD06002,	675645607MEC07001,	230085409MXA07003,	221057402MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	221216609MXA07003,
684066602MEC07001,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630774806NRD06002,	632069904NRD06002,	630620703NRD06002,	631404906NRD06002,
221088206MXA07003,	671912801MEC07001,	630166300NRD06002,	631404100NRD06002,
630991202NRD06002,	686680005MEC07001,	230101501MXA07003,	675035104MXS07001,
220075506MXA06003,	670594204MXM07001,	221113202MXA07003,	812318505MEC07001,
674623001MXS07001,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
630249804NRD06002,	631193010NRD06002,	632198202NRD06002,	631439606NRD06002,
630440110NRD06002,	631454402NRD06002,	663289208MEC07001,	632152002NRD06002,
221168001MXA07003,	630321110NRD06002,	631506002NRD06002,	230008602MXA06003,
632047710NRD06002,	632025701NRD06002,	630442510NRD06002,	630780709NRD06002,
632138308NRD06002,	630965810NRD06002,	630815908NRD06002,	630109908NRD06002,
631204606NRD06002,	675825710MEC07001,	630048108NRD06002,	677475408MEC07001,
631560406NRD06002,	630023109NRD06002,	630458910NRD06002,	630648104NRD06002,
630679910NRD06002,	631419703NRD06002,	230016600MXA06003,	450553200MXS07001,
221621204MXA07003,	540053107NRB06004,	690655101NRD06002,	630289708NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180149506	308
180149506	179
180149506	263
180149506	298
180149506	48
180149506	193
180149506	10
180149506	309
180149604	5
180149604	8
180158301	17
180158301	20
180149506	46
180149506	136
180149506	165
180149506	194
180149506	316
180149604	1
180149604	4
180158301	15
180149506	29
180149506	151
180149506	23
180149506	273
180149506	296
180158301	7

180103807	33
180149506	38
180149506	303
180158301	5
180149506	47
180149506	108
180149604	10
180149506	37
180149604	3
180158301	16
180158301	19
180158301	18
180158301	3
180362801	2

Not Applicable

692992303NRD06002,	690101509NRD06002,	690647408NRD06002,	690164709NRD06002,
690144708NRD06002,	690146008NRD06002

Test 7a): Amount advanced to the Offer Letter

Exceptions

Account Number	As per System	As per the Offer Letter
632145803NRD06002	80,938.00	76,500.00
631188906NRD06002	904,000.00	92,220.00
631118908NRD06002	80,650.00	75,025.00
632017202NRD06002	138,302.00	110,000.00
651569802MEC07001	83,860.00	108,000.00
300110206BBA07002	1.00	25,000.00
651457404MEC07001	160,000.00	150,000.00

632040704NRD06002	240,295.00	220,895.00
222197100MXA07003	104,883.00	106,883.00
671912801MEC07001	110,000.00	108,600.00
666925803MEC07001	154,800.00	162,000.00
632198202NRD06002	70,581.00	68,655.00
632152002NRD06002	109,454.00	108,000.00
632144810NRD06002	126,002.00	119,852.00
630524607NRD06002	84,745.00	82,000.00
300096100BBA07002	1.00	26,000.00

Exceptions- CBTL

Main Account Number	As per System	As per the Offer Letter
180158301	£235,000.00	200,000
180103807	£970,584.76	750,000
180103807	£957,006.00	750,000
180149604	£108,000.00	105,000
180149506	£240,240.00	2,000,000

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	221724807MXA07003,
230085409MXA07003,	221057402MXA07003,	230252004MXA07003,	900408809MEC07001,
221216609MXA07003,	220388402MXA06003,	220059205MXA06003,	449256408MEC07001,
632069904NRD06002,	221088206MXA07003,	230101501MXA07003,	220075506MXA06003,
221113202MXA07003,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
631387102NRD06002,	221168001MXA07003,	230008602MXA06003,	632047710NRD06002,
632025701NRD06002,	632138308NRD06002,	631419703NRD06002,	230016600MXA06003,
450553200MXS07001,	221621204MXA07003,	690655101NRD06002

Not Applicable

310260506BBA07002,	692992303NRD06002,	692991909NRD06002,	690132803NRD06002,
690140910NRD06002,	690141010NRD06002,	690101509NRD06002,	690189806NRD06002,
830153900MXS07001,	230025809MXA06003,	690647408NRD06002,	230216704MXA07003,
230215809MXA07003,	690164709NRD06002,	690139406NRD06002,	230111605MXA07003,
310264010BBA07002,	690154300NRD06002,	690108809NRD06002,	690567210NRD06002,
690144708NRD06002,	900293401MEC07001,	230011907MXA06003,	690146008NRD06002,
230135001MXA07003,	310010405BBA07002

Test 7b): Amount advanced to the System

Exceptions

Account Number	As per Datafile	As per the System
222383901MXA07003	95000	101,000
221487410MXA07003	50000	71,102
221377401MXA07003	69187	71,187
221057402MXA07003	159750	197686
221216609MXA07003	97000	99000
221376506MXA07003	90000	97570
220388402MXA06003	276000	279000
222197100MXA07003	104883	106883
221113202MXA07003	42000	53,484
222112904MXA07003	60000	170,000
221692108MXA07003	144500	153,925
220926202MXA06003	97000	99,000
222404403MXA07003	85000	93,000

Test 14a): Original Valuation Date to the Valuation Report

Exceptions

Account Number	As per System	As per the Valuation Report
632145803NRD06002	21/03/2007	15/04/2004
690647408NRD06002	25/10/2007	02/06/2004
630970208NRD06002	18/09/2007	09/06/2006
631178105NRD06002	07/02/2008	20/09/2006
310260506BBA07002	30/06/2000	12/08/1999
632017202NRD06002	23/07/2007	29/06/2005
220845904MXA06003	21/04/2008	No data
221057402MXA07003	09/06/2004	23/06/2005
651569802MEC07001	09/08/2005	17/01/2003
300110206BBA07002	ND	28/05/1986
221081102MXA07003	21/08/2003	05/11/2002
692992303NRD06002	19/07/2007	05/01/2007
632069904NRD06002	22/03/2006	03/02/2004
230101501MXA07003	10/07/2004	11/04/2008
632198202NRD06002	25/07/2007	09/06/2005
632152002NRD06002	23/07/2007	25/05/2004
631506002NRD06002	20/09/2005	24/09/2004
300096100BBA07002	31/07/1991	28/11/1984
630491808NRD06002	12/10/2007	26/03/2007

Exceptions- CBTL

Main Account Number	Property ID	As per System	As per Valuation Report
180103807	28	22/08/2006	06/02/1997
180103807	31	22/08/2006	19/05/2000
180103807	47	22/08/2006	09/02/2004
180103807	50	22/08/2006	27/01/2004
180103807	54	23/08/2006	26/07/2004
180103807	22	22/08/2006	22/03/2004
180103807	48	22/08/2006	20/02/2004
180103807	51	22/08/2006	26/04/2004
180103807	53	23/08/2006	30/06/2004
180103807	24	22/08/2006	06/02/1997
180103807	27	22/08/2006	06/02/1997
180103807	30	22/08/2006	18/04/2000
180103807	33	22/08/2006	03/04/2001

180103807	42	22/08/2006	28/02/2003
180103807	29	22/08/2006	14/10/1998
180103807	49	22/08/2006	27/01/2004
180103807	52	23/08/2006	11/05/2004
180103807	37	22/08/2006	01/10/2001
180103807	43	22/08/2006	21/05/2003
180103807	46	22/08/2006	12/12/2003
180103807	32	22/08/2006	03/04/2001
180103807	38	22/08/2006	12/11/2002
180149506	308	20/11/2006	16/01/2023
180149506	179	23/08/2005	16/01/2023
180149506	263	23/08/2005	16/01/2023
180149506	298	30/01/2006	16/01/2023
180149506	48	18/03/2005	16/01/2023
180149506	193	03/06/2005	16/01/2023
180149506	10	10/11/2004	16/01/2023

180149506	309	21/12/2006	16/01/2023
180149506	46	18/03/2005	16/01/2023
180149506	136	03/06/2005	16/01/2023
180149506	165	03/06/2005	16/01/2023
180149506	194	18/03/2005	16/01/2023
180149506	316	30/05/2007	16/01/2023
180149506	29	18/03/2005	16/01/2023
180149506	151	23/08/2005	16/01/2023
180149506	23	13/01/2005	16/01/2023
180149506	273	23/08/2005	16/01/2023
180149506	296	20/03/2006	16/01/2023
180149506	38	18/03/2005	16/01/2023
180149506	303	30/01/2006	16/01/2023
180149506	47	18/03/2005	16/01/2023
180149506	108	03/06/2005	16/01/2023
180149506	37	18/03/2005	16/01/2023
180158301	1	01/07/2003	11/11/1999 & 05/07/2000
180321109	2	28/11/2006	23/09/2019

180321109	1	28/11/2006	17/09/2019

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	15
180103807	69
180149604	9
180149604	5
180149604	8
180149604	1
180149604	4
180149604	10
180149604	3
180158301	17
180158301	20
180158301	15
180158301	7
180158301	5
180158301	16
180158301	19

180158301	18
180158301	3
180168808	1
180362801	1
180362801	2

Test 15a): Original Valuation Amount to the Valuation Report

Exceptions

Account Number	As per System	As per the Valuation Report
632145803NRD06002	101,173.00	90,000.00
690647408NRD06002	213,976.00	185,000.00
630970208NRD06002	134,950.00	-
631178105NRD06002	132,800.00	130,000.00
310260506BBA07002	86,730.00	53,000.00
632017202NRD06002	189,198.00	175,000.00
631145903NRD06002	135,000.00	129,000.00
651569802MEC07001	300,000.00	210,000.00
632040704NRD06002	276,202.00	255,000.00
632069904NRD06002	143,030.00	135,000.00
632198202NRD06002	102,295.00	87,999.00
632152002NRD06002	152,071.00	-
630048108NRD06002	120,000.00	78,000.00
300096100BBA07002	70,000.00	31,500.00

Exceptions- CBTL

Main Account Number	Property ID	As per System	As per Valuation Report
180103807	28	180,000.00	55,000 per 06/02/1997.

180103807	31	225,000.00	55,000 per 19/05/2000.
180103807	18	150,000.00	149,950 per 08/12/2005.
180103807	47	135,000.00	95,000 per 09/02/2004
180103807	50	115,000.00	80,000 per 27/01/2004.
180103807	54	125,000.00	65,000 per 26/07/2004.
180103807	19	145,000.00	118,000 per 16/02/2006.
180103807	22	155,000.00	130,000 per 22/03/2004.
180103807	48	130,000.00	105,000 per 20/02/2004.
180103807	51	155,000.00	125,000 per 26/04/2004.
180103807	53	130,000.00	120,000 per 30/06/2004.
180103807	24	160,000.00	47,500 per 06/02/1997, 200,000 per 20/04/2001, 500,000 per 26/03/2002.
180103807	27	165,000.00	37,000 per 06/02/1997.
180103807	30	130,000.00	40,000 per 18/04/2000.
180103807	33	165,000.00	68,000 per 03/04/2001.
180103807	36	185,000.00	75,000 per 13/12/2001.

180103807	42	110,000.00	82,000 per 28/02/2003.
180103807	20	125,000.00	108,500 per 11/04/2006.
180103807	29	110,000.00	38,000 per 14/10/1998.
180103807	49	120,000.00	99,500 per 27/01/2004.
180103807	52	135,000.00	125,000 per 11/05/2004.
180103807	37	250,000.00	105,000 per 01/10/2001, updated to 195,000 on 09/07/2002.
180103807	43	180,000.00	137,000 per 21/05/2003.
180103807	46	165,000.00	112,500 per 12/12/2003.
180103807	61	250,000.00	212,000 per 24/04/2007.
180103807	32	150,000.00	58,000 per 03/04/2001.
180103807	38	325,000.00	225,000 per 12/11/2002.
180149506	308	112,000.00	135,000 per 16/01/2023.
180149506	179	125,000.00	125,000 per 16/01/2023.
180149506	263	145,000.00	145,000 per 16/01/2023.
180149506	298	175,000.00	175,000 per 16/01/2023.

180149506	48	95,000.00	125,000 per 16/01/2023.
180149506	193	105,000.00	175,000 per 16/01/2023.
180149506	10	110,000.00	160,000 per 16/01/2023.
180149506	309	90,000.00	170,000 per 16/01/2023.
180149506	46	125,000.00	125,000 per 16/01/2023.
180149506	136	195,000.00	195,000 per 16/01/2023.
180149506	165	95,000.00	155,000 per 16/01/2023.
180149506	194	80,000.00	80,000 per 16/01/2023.
180149506	316	70,000.00	80,000 per 16/01/2023.
180149506	29	80,000.00	135,000 per 16/01/2023.
180149506	151	150,000.00	150,000 per 16/01/2023.
180149506	23	175,000.00	175,000 per 16/01/2023.
180149506	273	100,000.00	160,000 per 16/01/2023.
180149506	296	110,000.00	180,000 per 16/01/2023.
180149506	38	90,000.00	100,000 per 16/01/2023.

180149506	303	225,000.00	225,000 per 16/01/2023.
180149506	47	125,000.00	125,000 per 16/01/2023.
180149506	108	78,000.00	125,000 per 16/01/2023.
180149506	37	150,000.00	150,000 per 16/01/2023.
180158301	1	165,000.00	60,000 & 115,000
180321109	2	147,000.00	180,000 per val report.
180321109	1	125,000.00	165,000 per val report.

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	15
180103807	69
180149604	9
180149604	5

180149604	8
180149604	1
180149604	4
180149604	10
180149604	3
180158301	17
180158301	20
180158301	15
180158301	7
180158301	5
180158301	16
180158301	19
180158301	18
180158301	3
180168808	1
180362801	1
180362801	2

Test 16a): Original Valuation Type to the Valuation Report

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	15
180103807	69
180149604	9
180149604	5
180149604	8
180149604	1
180149604	4
180149604	10
180149604	3
180158301	17
180158301	20
180158301	15
180158301	7
180158301	5
180158301	16
180158301	19
180158301	18
180158301	3
180168808	1
180362801	1
180362801	2

Test 24a): Original Valuation Report Signed

Exceptions

Account Number	As per System	As per the Valuation Report
632145803NRD06002	Signed	No signature
631591504NRD06002	Signed	No signature
690140910NRD06002	Signed	No signature
690141010NRD06002	Signed	No signature

630378505NRD06002	Signed	No signature
630970208NRD06002	Signed	No signature
220845904MXA06003	Signed	No signature
632040704NRD06002	Signed	No signature
220953502MXA06003	Signed	No signature
692992303NRD06002	Signed	No signature
631200100NRD06002	Signed	No signature
630669109NRD06002	Signed	No signature
630616307NRD06002	Signed	No signature
630535301NRD06002	Signed	No signature
632152002NRD06002	Signed	No signature
630321110NRD06002	Signed	No signature
631506002NRD06002	Signed	No signature
630442510NRD06002	Signed	No signature
630780709NRD06002	Signed	No signature
631204606NRD06002	Signed	No signature
631094806NRD06002	Signed	No signature
630911710NRD06002	Signed	No signature
630918509NRD06002	Signed	No signature
631144409NRD06002	Signed	No signature
630491808NRD06002	Signed	No signature

Missing Documents

670832202MXM07001,	690667507NRD06002,	651226006MEC07001,	221967707MXA07003,
630456608NRD06002,	221724807MXA07003,	630052210NRD06002,	230085409MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	630628909NRD06002,
221216609MXA07003,	666304203MEC07001,	631112405NRD06002,	684066602MEC07001,
690108809NRD06002,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630065609NRD06002,	221088206MXA07003,	690132803NRD06002,	630559601NRD06002,
686056908MEC07001,	220075506MXA06003,	690144708NRD06002,	630658502NRD06002,
220973710MXA07003,	221086405MXA07003,	812439807MEC07001,	630247001NRD06002,
900588707MEC07001,	668578404MEC07001,	663289208MEC07001,	632144810NRD06002,
221168001MXA07003,	230008602MXA06003,	632047710NRD06002,	632025701NRD06002,
632138308NRD06002,	686108606MEC07001,	630735503NRD06002,	631160906NRD06002,
220772210MXA06003,	630458910NRD06002,	630648104NRD06002,	631419703NRD06002,
230016600MXA06003,	450553200MXS07001,	221621204MXA07003,	690101509NRD06002,
690655101NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180103807	15
180103807	69
180149604	9
180149604	5

180149604	8
180149604	1
180149604	4
180149604	10
180149604	3
180158301	17
180158301	20
180158301	15
180158301	7
180158301	5
180158301	16
180158301	19
180158301	18
180158301	3
180168808	1
180362801	1
180362801	2

Test 24c): COT Signed

Exceptions

Account Number
690974510NRD06002
630665703NRD06002
690140910NRD06002
630456608NRD06002
690141010NRD06002
630378505NRD06002
630933708NRD06002
639871300MEC07001
631178105NRD06002
630052210NRD06002
630578206NRD06002
632017202NRD06002

631145903NRD06002
810680310MEC07001
658985709MXS07001
630585810NRD06002
630628909NRD06002
631112405NRD06002
631409000NRD06002
632040704NRD06002
690108809NRD06002
630786700NRD06002
662796905MEC07001
630065609NRD06002
690132803NRD06002
662556810MXS07001
630559601NRD06002
631540710NRD06002
631200100NRD06002
630669109NRD06002
630658502NRD06002
630212203NRD06002
631005103NRD06002
630489703NRD06002
630247001NRD06002
630616307NRD06002
630524607NRD06002
631264609NRD06002
690139406NRD06002
631160906NRD06002
631175006NRD06002
631094806NRD06002
630911710NRD06002
630080808NRD06002
630037904NRD06002
630918509NRD06002
630007200NRD06002
631144409NRD06002
630842402NRD06002
630150706NRD06002
630093009NRD06002
630555302NRD06002
630491808NRD06002

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	631482902NRD06002,
673297800MXS07001,	672651309MEC07001,	670887001MXM07001,	221724807MXA07003,
630970208NRD06002,	630298002NRD06002,	631137404NRD06002,	631550204NRD06002m
310073801BBA07002,	631118908NRD06002,	631572605NRD06002,	631512907NRD06002,
631239208NRD06002,	675645607MEC07001,	230085409MXA07003,	221057402MXA07003,
230252004MXA07003,	630681307NRD06002,	900408809MEC07001,	221216609MXA07003,
684066602MEC07001,	220388402MXA06003,	630877309NRD06002,	220059205MXA06003,
630774806NRD06002,	632069904NRD06002,	630620703NRD06002,	631404906NRD06002,
221088206MXA07003,	671912801MEC07001,	630166300NRD06002,	631404100NRD06002,
630991202NRD06002,	686680005MEC07001,	230101501MXA07003,	675035104MXS07001,
220075506MXA06003,	670594204MXM07001,	221113202MXA07003,	812318505MEC07001,
674623001MXS07001,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
630249804NRD06002,	631193010NRD06002,	632198202NRD06002,	631439606NRD06002,
630440110NRD06002,	631454402NRD06002,	663289208MEC07001,	632152002NRD06002,
221168001MXA07003,	630321110NRD06002,	631506002NRD06002,	230008602MXA06003,
632047710NRD06002,	632025701NRD06002,	630442510NRD06002,	630780709NRD06002,
632138308NRD06002,	630965810NRD06002,	630815908NRD06002,	630109908NRD06002,
631204606NRD06002,	675825710MEC07001,	630048108NRD06002,	677475408MEC07001,
631560406NRD06002,	630023109NRD06002,	630458910NRD06002,	630648104NRD06002,
630679910NRD06002,	631419703NRD06002,	230016600MXA06003,	450553200MXS07001,
221621204MXA07003,	540053107NRB06004,	690655101NRD06002,	630289708NRD06002

Missing Documents - CBTL

Main Account Number	Property ID
180149506	308
180149506	179
180149506	263
180149506	298
180149506	48
180149506	193
180149506	10
180149506	309
180149604	5
180149604	8
180158301	17
180158301	20
180149506	46
180149506	136
180149506	165

180149506	194
180149506	316
180149604	1
180149604	4
180158301	15
180149506	29
180149506	151
180149506	23
180149506	273
180149506	296
180158301	7
180103807	33
180149506	38
180149506	303
180158301	5
180149506	47
180149506	108
180149604	10
180149506	37
180149604	3
180158301	16
180158301	19
180158301	18
180158301	3
180362801	2

Not Applicable

692992303NRD06002,	690101509NRD06002,	690647408NRD06002,	690164709NRD06002,
690144708NRD06002,	690146008NRD06002

Test 25): Originator to the Offer Letter

Exceptions

Account Number	As per System	As per the Offer Letter
620006702MXS07001	GMAC	Mortgage Express
601726209MEC07001	GMAC	Mortgage Express

Missing Documents

670832202MXM07001,	690667507NRD06002,	221967707MXA07003,	221724807MXA07003,
230085409MXA07003,	221057402MXA07003,	230252004MXA07003,	900408809MEC07001,
221216609MXA07003,	220388402MXA06003,	220059205MXA06003,	449256408MEC07001,
632069904NRD06002,	221088206MXA07003,	230101501MXA07003,	220075506MXA06003,
221113202MXA07003,	220973710MXA07003,	230094803MXA07003,	221086405MXA07003,
631387102NRD06002,	221168001MXA07003,	230008602MXA06003,	632047710NRD06002,
632025701NRD06002,	632138308NRD06002,	631419703NRD06002,	230016600MXA06003,
450553200MXS07001,	221621204MXA07003,	690655101NRD06002

Appendix 3 to the AUP report

Engagement Letter